MEMBERS' EQUITY AND UNIT-BASED COMPENSATION - Equity-based compensation expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation	$ 5,953	$ 6,173	$ 8,222	$ 8,166
Deferred compensation expense			10,900
Cost of Revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation			423	429
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation			151	440
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation			1,316	1,033
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation			6,332	$ 6,264
Deferred Cash Compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated deferred compensation			$ 9,500